Average Annual Total Returns{- Fidelity Freedom Blend 2020 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2020 Fund	Fidelity Advisor Freedom Blend 2020 Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2020 Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2020 Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2020 Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2020 Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2020 Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2020 Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2020 Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2020 Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2020 Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2020 Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2020 Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2020 Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2020 Fund- Class Z Return Before Taxes Since Inception		Past 1 year	Since Inception		LB001 Past 1 year	LB001 Since Inception		F0202 Past 1 year	F0202 Since Inception
Total	2.01%	7.34%	[1]	(0.04%)	5.91%	[1]	1.91%	5.33%	[1]	4.18%	7.83%	[1]	6.49%	8.46%	[1]	8.56%	9.54%	[1]	8.66%	9.66%	[1]	28.71%	18.13%	[1]	(1.54%)	4.61%	[1]	8.68%	9.49%	[1]

[1]	(a)From August 31, 2018